Salt Low truBetaTM US Market ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Basic Materials - 2.0%
264	Air Products & Chemicals, Inc.	$78,635
396	Ecolab, Inc.	79,137
		157,772
	Communication Services - 5.0%
2,772	AT&T, Inc.	79,030
1,824	Comcast Corporation - Class A	84,378
1,872	New York Times Company - Class A	80,103
733	T-Mobile US, Inc. (a)	83,826
1,356	Verizon Communications, Inc.	80,668
		408,005
	Consumer Cyclical - 6.0%
3,060	Gentex Corporation	78,795
360	McDonald's Corporation	79,016
684	NIKE, Inc. - Class B	85,869
1,512	Rollins, Inc.	81,936
1,896	Service Corporation International	79,973
876	Yum! Brands, Inc.	79,979
		485,568
	Consumer Defensive - 23.7%
1,848	Altria Group, Inc.	71,407
1,740	Archer-Daniels-Midland Company	80,892
1,032	Brown-Forman Corporation - Class B	77,730
1,788	Campbell Soup Company	86,486
852	Church & Dwight Company, Inc.	79,841
372	Clorox Company	78,183
1,596	Coca-Cola Company	78,794
1,044	Colgate-Palmolive Company	80,545
2,340	Conagra Foods, Inc.	83,561
240	Costco Wholesale Corporation	85,200
396	Dollar General Corporation	83,010
384	Estee Lauder Companies, Inc. - Class A	83,808
1,380	General Mills, Inc.	85,118
552	Hershey Company	79,124
1,632	Hormel Foods Corporation	79,789
1,224	Kellogg Company	79,058
2,796	Keurig Dr Pepper, Inc.	77,170
540	Kimberly-Clark Corporation	79,737
2,340	Kroger Company	79,349
2,328	Molson Coors Brewing Company - Class B	78,128
1,416	Mondelez International, Inc. - Class A	81,349
588	PepsiCo, Inc.	81,497
984	Philip Morris International, Inc.	73,790
576	Procter & Gamble Company	80,058
		1,923,624
	Financial Services - 7.0%
864	Allstate Corporation	81,337
1,800	Brown & Brown, Inc.	81,486
504	CME Group, Inc.	84,324
816	Intercontinental Exchange, Inc.	81,641
708	Marsh & McLennan Companies, Inc.	81,207
864	Progressive Corporation	81,795
3,672	Western Union Company	78,691
		570,481
	Healthcare - 15.0%
4,668	Alkermes plc (a)	77,349
324	Amgen, Inc.	82,348
960	Baxter International, Inc.	77,203
1,380	Bristol-Myers Squibb Company	83,200
1,428	CVS Health Corporation	83,395
396	Danaher Corporation	85,271
972	Edwards Lifesciences Corporation (a)	77,585
540	Eli Lilly & Company	79,931
540	Johnson & Johnson	80,395
780	Medtronic plc	81,058
960	Merck & Company, Inc.	79,632
2,232	Pfizer, Inc.	81,914
468	ResMed, Inc.	80,229
264	UnitedHealth Group, Inc.	82,307
516	Zoetis, Inc.	85,331
		1,217,148
	Industrials - 6.8%
804	Copart, Inc. (a)	84,549
876	Expeditors International of Washington, Inc.	79,295
564	General Dynamics Corporation	78,075
1,788	Knight-Swift Transportation Holdings, Inc.	72,772
828	Republic Services, Inc.	77,294
408	Union Pacific Corporation	80,323
720	Waste Management, Inc.	81,482
		553,790
	Real Estate - 8.9%
5,736	AGNC Investment Corporation	79,788
2,352	American Campus Communities, Inc.	82,132
2,808	American Homes 4 Rent - Class A	79,972
516	Crown Castle International Corporation	85,914
2,520	CubeSmart	81,421
552	Digital Realty Trust, Inc.	81,011
2,172	Duke Realty Corporation	80,147
1,488	Equity Residential	76,379
7,344	Lexington Realty Trust	76,745
		723,509

	Technology - 7.2%
768	Akamai Technologies, Inc. (a)	84,895
996	Black Knight, Inc. (a)	86,702
2,004	Cisco Systems, Inc.	78,937
600	Citrix Systems, Inc.	82,626
564	Fidelity National Information Services, Inc.	83,026
528	Motorola Solutions, Inc.	82,796
1,404	Oracle Corporation	83,819
		582,801
	Utilities - 18.2%
1,560	Alliant Energy Corporation	80,574
1,056	Ameren Corporation	83,508
1,032	American Electric Power Company, Inc.	84,345
1,332	CMS Energy Corporation	81,798
1,104	Consolidated Edison, Inc.	85,891
1,008	Dominion Energy, Inc.	79,561
984	Duke Energy Corporation	87,143
1,608	Edison International	81,751
1,536	Evergy, Inc.	78,059
996	Eversource Energy	83,216
2,232	Exelon Corporation	79,816
2,712	FirstEnergy Corporation	77,862
1,152	Pinnacle West Capital Corporation	85,882
2,940	PPL Corporation	79,997
1,548	Public Service Enterprise Group, Inc.	85,001
1,572	Southern Company	85,234
852	WEC Energy Group, Inc.	82,559
1,164	Xcel Energy, Inc.	80,328
		1,482,525
	TOTAL COMMON STOCKS (Cost $7,747,329)	8,105,223

	SHORT-TERM INVESTMENTS - 0.1%
11,040	First American Government Obligations Fund, Class X, 0.07% (b)	11,040
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,040)	11,040
	TOTAL INVESTMENTS - 99.9% (Cost $7,758,369)	8,116,263
	Other Assets in Excess of Liabilities - 0.1%	12,033
	NET ASSETS - 100.0%	$8,128,296

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2020.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020.

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,105,223	$-	$-	$8,105,223
Short-Term Investments	$11,040	$-	$-	$11,040
Total Investments in Securities	$8,116,263	$-	$-	$8,116,263
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.